Acquisitions - Purchase Consideration (Details) - USD ($) $ in Thousands	Sep. 03, 2024	Jul. 01, 2022
Acquisitions
Acquisition-related costs	$ 30	$ 40
Tuva Knutsen
Acquisitions
Costs incurred for drydocking	910
Synnve Knutsen
Acquisitions
Costs incurred for drydocking		2,133
Tuva Knutsen
Acquisitions
Cash consideration paid to KNOT (from KNOP)	(1,135)
Asset swap (sale of the Dan Cisne)	30,000
Purchase price adjustments	2,659
Acquisition-related costs	33
Purchase price	$ 31,557
Synnve Knutsen
Acquisitions
Cash consideration paid to KNOT (from KNOP)		31,931
Purchase price adjustments		5,937
Acquisition-related costs		39
Purchase price		$ 37,907